Debt (Tables)	12 Months Ended
May 29, 2016
Debt Disclosure [Abstract]
Components Of Long-Term Debt
The components of long-term debt are as follows:

(in millions)	May 29, 2016	May 31, 2015
Variable-rate term loan (1.68% at May 31, 2015) due August 2017	$—	$285.0
6.200% senior notes due October 2017	—	500.0
4.500% senior notes due October 2021	—	121.9
3.350% senior notes due November 2022	—	111.1
4.520% senior notes due August 2024	—	10.0
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
Total long-term debt	$450.0	$1,478.0
Fair value hedge	—	3.6
Less unamortized discount and issuance costs	(10.0)	(14.3)
Total long-term debt less unamortized discount and issuance costs	$440.0	$1,467.3
Less current portion	—	(15.0)
Long-term debt, excluding current portion	$440.0	$1,452.3

Schedule of Maturities of Long-term Debt

The aggregate contractual maturities of long-term debt for each of the five fiscal years subsequent to May 29, 2016, and thereafter are as follows:

(in millions)
Fiscal Year	2017	2018	2019	2020	2021	Thereafter
Debt repayments	$—	$—	$—	$—	$—	$450.0